EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss attributable to equity holders of the Company - basic	$ (197,107)	$ (184,352)	$ (138,099)
Net loss attributable to equity holders of the Company - diluted	$ (197,107)	$ (184,352)	$ (138,099)
Weighted number of shares for the computation of basic net earnings (loss)	52,871	43,007	42,614
Weighted number of shares for the computation of diluted net earnings (loss)	52,871	43,007	42,614